Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash, cash equivalents, and restricted cash	$ 5,569,783		$ 5,569,783		$ 4,820,870	$ 3,370,066
Allowance for doubtful accounts	0		0		0
Amortization expense of intangible assets	942		1,884	$ 1,884	3,768	3,768
Deferred franchise fees	16,188	$ 7,813	24,500	15,625		168,516
Deferred fees	$ 165,266		165,266		209,766
Deferred income			24,500		31,250	17,968
Advertising fund fees			$ 70,355	$ 55,294	$ 120,840	$ 127,584